U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549
                                   FORM 10-QSB

                 [X]  QUARTERLY REPORT UNDER SECTION 13 or 15(d)
                      OF THE SECURITIES EXCHANGE ACT OF 1934 FOR THE QUARTERLY PERIOD ENDED MARCH 31, 1996


                                      OR

                 [ ] TRANSITION REPORT UNDER SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934 FOR THE TRANSITION PERIOD FROM___ TO ___


       Commission File Number 0-23840

                                  Micrion Corporation

                (Exact name of  Registrant as specified in its charter)

       Massachusetts                                         04-2892070
       (State or other jurisdiction of                     (I.R.S. Employer
       incorporation or organization)                      Identification No.)

       One Corporation Way, Peabody, Massachusetts                 01960-7990
       (Address of principal executive offices)                     (Zip Code)

                                    (508) 531-6464
                              (Issuer's telephone number)

                                    Not Applicable
         (Former name, former address and former fiscal year, if changed since last report)

       Check  whether the issuer (1) filed all reports required to be filed by
       Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

                         Yes     X           No

       State the number of shares outstanding of each of the issuer's classes of common equity, as of the latest practicable date:

            As of May 10, 1996, the Company had 4,028,064 shares of Common Stock, no par value, outstanding.

       Transitional Small Business Disclosure Format (check one):

                              Yes [  ]             No [X]

                               MICRION CORPORATION


       PART I.   FINANCIAL INFORMATION                                  Page

       Item 1.   Financial Statements

                 Consolidated Balance Sheets - June 30, 1995 and
                 March 31, 1996 (unaudited)                               3

                 Consolidated Statements of Operations - Three months
                 ended March  31, 1995 and 1996 (unaudited) and Nine
                 months ended March 31, 1995 and 1996  (unaudited)        4

                 Consolidated Statements of Cash Flows - Nine months
                 ended March 31, 1995 and 1996 (unaudited)                5

                 Notes to Consolidated Financial Statements -
                 March 31, 1996                                           6

       Item 2.   Management's Discussion and Analysis or Plan of
                 Operation                                                8

       PART II.  OTHER INFORMATION

       Item 1.   Legal Proceedings                                       12

       Item 2.   Changes in Securities - None                            12

       Item 3.   Defaults Upon Senior Securities - None                  12

       Item 4.   Submission of Matters to a Vote of Security
                 Holders - None                                          12

       Item 5.   Other Information - None                                12

       Item 6.   Exhibits and Reports on Form 8-K                        13

                         MICRION CORPORATION AND SUBSIDIARIES
                              Consolidated Balance Sheets


                                                           (unaudited)
                                                 June 30     March 31
      ASSETS                                       1995        1996
                                                     (in thousands)
      CURRENT ASSETS:
        Cash and cash equivalents                $  6,851    $ 3,382
         Accounts receivable                        9,771     14,061
         Inventories (note 3)                      11,263     15,333
         Prepaid expenses and other current
            assets                                    271        418
         Deferred tax asset, net of valuation
            allowance                                 470        470
              Total current assets                 28,626     33,664

      PROPERTY AND EQUIPMENT, net (note 4)          1,562      2,781

      OTHER ASSETS, net                               298        243
              Total assets                        $30,486    $36,688



      LIABILITIES AND STOCKHOLDERS' EQUITY

      CURRENT LIABILITIES:
        Accounts payable                            3,262      5,418
        Accrued expenses                            1,625      2,354
        Accrued warranty expenses                     541      1,023
        Current installments of obligations under
          capital leases                               40        255
        Customer deposits and deferred income         355        624
              Total current liabilities             5,823      9,674

      OBLIGATIONS UNDER CAPITAL LEASES, net of
        current installments                           26        833



      STOCKHOLDERS' EQUITY:
        Preferred stock, no par value; authorized
          5,000,000 shares                              -          -
        Common stock, no par value; authorized
          12,300,000 shares, issued and
          outstanding 3,901,326 and 3,907,862
          shares, respectively                     28,814     28,873
        Accumulated deficit                       (4,176)    (2,663)
        Other equity                                  (1)       (29)
              Total stockholders' equity           24,637     26,181
              Total liabilities and
                 stockholders' equity            $ 30,486   $ 36,688

                          MICRION CORPORATION AND SUBSIDIARIES
                         Consolidated Statements of Operations

                                           (unaudited)         (unaudited)
                                          Three Months        Nine Months
                                            March 31,           March 31,
                                          1995      1996      1995      1996
                                       (in thousands except for per share data)
      REVENUES:

        Product revenues               $  7,418  $  9,457  $ 18,669  $ 26,117
        Contract revenues                   507       258     1,893     1,040
            Total revenues                7,925     9,715    20,562    27,157

      COST OF REVENUES:
        Cost of product revenues          4,828     5,800    11,467    16,236
        Cost of contract revenues           433       236     1,599     1,047
            Total cost of revenues        5,261     6,036    13,066    17,283

            Gross profit                  2,664     3,679     7,496     9,874

      OPERATING EXPENSES:
        Selling, general and
          administrative expenses         1,166     1,834     3,551     4,931
        Research and development
          expenses                          837     1,209     2,060     2,819
            Total operating expenses      2,003     3,043     5,611     7,750

            Income from operations          661       636     1,885     2,124

      OTHER INCOME (EXPENSE):
        Interest income                     171        57       252       188
        Interest expense                    (7)      (26)      (15)      (35)
        Other                              (23)        15      (27)        46
            Total other income              141        46       210       199

            Income before provision
              for income taxes              802       682     2,095     2,323

      PROVISION FOR INCOME TAXES             92       236       240       810

          Net income                   $    710  $    446  $  1,855     1,513


        NET INCOME PER SHARE           $     .18 $     .11 $    .55  $    .38

      WEIGHTED AVERAGE COMMON AND
        COMMON EQUIVALENT
        SHARES OUTSTANDING                3,941     4,054     3,391     4,020

                         MICRION CORPORATION AND SUBSIDIARIES

                         Consolidated Statements of Cash Flows


                                                           (unaudited)
                                                  Nine months ended March 31,
                                                       1995         1996
                                                         (in thousands)

      CASH FLOWS FROM OPERATING ACTIVITIES:
      Net income                                     $1,855       $1,513
        Adjustments to reconcile net income to net
        cash used by operating activities:
        Depreciation and amortization                   445          497
           Non-cash compensation                         31           13
           Changes in assets and liabilities:
              Accounts receivable                    (5,407)      (4,449)
              Inventories                            (3,195)      (4,070)
                 Prepaid expenses and other current    (172)         (34)
                 assets
              Accounts payable                        1,115        2,121
              Accrued expenses                          644          746
              Accrued warranty expenses                 (10)         486
              Customer deposits and deferred income     (11)         269
         Net cash used by operating activities       (4,705)      (2,908)

      CASH FLOWS FROM INVESTING ACTIVITIES:
         Purchase of property and equipment            (898)      (1,653)
         Decrease in other assets                       (80)          --
         Net cash used by investing activities         (978)      (1,653)

      CASH FLOWS FROM FINANCING ACTIVITIES:
         Repayments of capital lease obligations        (30)         (84)
         Proceeds from capital lease financing           --        1,106
         Proceeds from sale of common stock, net     11,055           59
         Repurchase of common stock, net                 (1)          --
      Net cash provided by financing activities      11,024        1,081

      EFFECT OF EXCHANGE RATE CHANGES ON CASH            24           11

         INCREASE (DECREASE) IN CASH AND CASH         5,365       (3,469)
         EQUIVALENTS
            CASH AND CASH EQUIVALENTS, beginning of   3,238        6,851
            period
      CASH AND CASH EQUIVALENTS, end of period       $8,603       $3,382

         SUPPLEMENTAL DISCLOSURES OF CASH FLOW
         INFORMATION:
           Cash paid during the period for:
           Interest                                     $14          $26
           Income taxes                                $258         $125

                          MICRION CORPORATION AND SUBSIDIARIES
                       Notes to Consolidated Financial Statements
                                     March 31, 1996

     (1) NATURE OF BUSINESS

     Micrion Corporation and its subsidiaries (collectively "the Company") are engaged in the development, production and marketing of capital equipment used in the manufacturing and processing of semiconductor devices and other applications
     outside        of        the       semiconductor        business.

     (2) BASIS OF PRESENTATION
     The accompanying unaudited financial statements have been prepared in accordance with the instructions to Form 10-QSB and
     Article 2 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. The accompanying financial statements should be read in conjunction with the consolidated financial statements and footnotes thereto included in the Company's annual report 10-KSB filing with the U.S. Securities and Exchange Commission for the year ended June 30, 1995. The Company's first, second, and third fiscal quarters end on the Saturday closest to September 30, December 31 and March 31, respectively. For ease of reference, such quarter end dates are used herein.

      (3) INVENTORIES
      Inventories consist of:
                                                                   (unaudited)
                                                         June 30,     March 31,
                                                           1995          1996
                                                             (in thousands)

         Raw materials and manufactured partes, net      $5,993        $9,691
         Work in process                                  4,817         4,828
         Finished goods                                     453           814
             Total inventories                          $11,263       $15,333

       (4) PROPERTY AND EQUIPMENT, net
                                                                    (unaudited)
                                                         June 30,     March 31,
                                                           1995          1996
                                                             (in thousands)

         Furniture and fixtures                            $471          $536
         Computer, engineering and production             2,737         3,288
           equipment
         Sales demonstration systems                        345           345
         Leasehold improvements                             193           167
         Property under capital leases                      778         1,884
                                                         $4,524        $6,220
         Accumulated depreciation and amortization       (2,962)       (3,439)
             Net property and equipment                  $1,562        $2,781

                          MICRION CORPORATION AND SUBSIDIARIES
                       Notes to Consolidated Financial Statements

                               March 31, 1996

  At June 30, 1995 and March 31, 1996, accumulated amortization under capital leases was approximately $743,000 and $804,000, respectively.

     (5) SUBSEQUENT EVENT

     On May 7, 1996, the Company reached a negotiated settlement with KLA Instruments Corporation (KLA) of litigation initiated by KLA in December, 1993, and which was described in the Company's 10-KSB filing with the U.S. Securities and Exchange Commission for the year ended June 30, 1995.

     In the non-cash settlement, KLA will receive 119,202 shares of Micrion common stock from the Company and 95,798 shares from other parties involved in the litigation. An irrevocable proxy vests all voting rights of these shares in Dr. Nicholas P. Economou, Micrion's President and CEO. Micrion has agreed to register these shares for sale under the Securities Act of 1933 at KLA's expense. As part of the settlement, KLA, the Company and other parties have agreed to dismiss all claims filed in the litigation.

     The settlement is expected to result in a charge during the quarter ending June 30, 1996 of approximately $2.7 million, or $.65 per share, which is based upon the estimated fair market value of the shares to be issued by the Company and other associated costs related to the settlement.









     This document contains forward-looking information within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Act of 1934, as amended, and is subject to the "safe harbor" created by these sections. The Company's actual results for future periods could differ materially from those projected in such forward-looking information. Factors that could cause actual results to differ include, but are not limited to, the following: settlement costs may be increased based on actual legal or other expenses related to the litigation and/or based on the valuation of the stock
     involved  in   the  transaction.    The   Company  undertakes  no
     obligation to publicly release the result of any revisions to these forward-looking statements which may be made to reflect the events or circumstances after the date hereof or to reflect the occurrence of unanticipated events.

     Item 2. Management's Discussion and Analysis or Plan of Operation

                    Micrion Corporation and Subsidiaries
                  Management's Discussion and Analysis of
               Financial Condition and Results of Operations


     Results of Operations

     Three Months Ended March 31, 1996 Compared to Three Months Ended March 31, 1995

        Revenues.   Total revenues increased by 22.6% to $9.7 million
     for the three months ended March 31, 1996 from $7.9 million for the same period ended March 31, 1995.

        Product revenues consist of revenues from the sale of focused ion beam (FIB) systems, spare and replacement parts and service contracts provided with respect to systems. Product revenues increased 27.5% to $9.5 million for the three-month period ended March 31, 1996 from $7.4 million for the same period ended March 31, 1995. The increase was due to increased sales of FIB systems resulting from increased capital spending by semiconductor companies and the continued market acceptance of the Company s FIB products and other applications outside of the semiconductor business.

        Contract revenues decreased 49.1% to $0.3 million for the three-month period ended March 31, 1996 from $0.5 million for the
     same period ended March 31, 1995.   The decrease was due to a
     decreased level of activity on existing government contracts and the completion of a commercial contract.

        Gross Margin. The Company's gross margin on product revenues increased to 38.7% for the three-month period ended March 31, 1996 from 34.9% for the same period ended March 31, 1995. The increase was due to changes in the mix of foreign and domestic shipments during the period. Domestic sales generally yield higher gross margins than foreign sales.

        The Company's gross margin on contract revenues decreased to 8.5% for the three-month period ended March 31, 1996 from 14.6% for the same period ended March 31, 1995. This decrease was due to completion of a higher margin commercial contract during the
     three-month period ended March 31, 1995.   The Company expects a
     higher proportion of contract revenues to be derived from government contracts in the future, which will yield a lower gross margin.

         Selling, General and Administrative Expenses. Selling, general and administrative expenses increased 57.3% to $1.8 million for the three-month period ended March 31, 1996 from $1.2 million for the same period ended March 31, 1995. The increase is attributable to the rapid ramp up of the Company's manufacturing capacity in order to produce FIB systems for a new manufacturing application, which has required additional personnel in applications support and sales, customer support personnel to support FIB systems and increases in administrative personnel. Also, the increase is a result of increases in compensation levels and litigation costs.

          Research and Development Expense.   The Company's research
     and development expense increased 44.4% to $1.2 million for the three-month period ended March 31, 1996 from $.8 million for the same period ended March 31, 1995. The increase was due to the Company's additional development activity for new products and applications. The level of research and development expense is expected to increase over the remainder of fiscal 1996 due to management's decision to address certain production applications for its FIB products.

           Other Income and Expense. Other income and expense, primarily interest related, although not material, decreased to $.05 million for the three-month period ended March 31, 1996 as compared to $.14 million for the same period ended March 31, 1995. The decrease is due to a lower cash position during the period ended March 31, 1996.

           Provision for Income Taxes. The Company's effective tax rate for the three-month period ended March 31, 1996 reflects the use of a tax rate on income of 35%. This compares to an effective tax rate of 11.5% for the three-month period ended March 31, 1995 as the Company previously recognized the use of net operating loss carryforwards as they were earned. The Company continues to re-evaluate the recoverability of deferred tax assets.

     Nine Months Ended March 31, 1996 Compared to Nine Months Ended
     March 31 ,1995

         Revenues. Total revenues increased by 32.1% to $27.2 million for the nine months ended March 31, 1996 from $20.6 million for the same period ended March 31, 1995.

        Product revenues consist of revenues from the sale of focused ion beam (FIB) systems, spare and replacement parts and service contracts provided with respect to systems. Product revenues increased 39.9% to $26.1 million for the nine-month period ended March 31, 1996 from $18.7 million for the same period ended March 31, 1995. The increase was due to increased sales of FIB systems resulting from increased capital spending by semiconductor companies and the continued market acceptance of the Company s FIB products and other applications outside of the semiconductor business.

        Contract revenues decreased 45.1% to $1.0 million for the nine-month period ended March 31, 1996 from $1.9 million for the same period ended March 31, 1995. The decrease was due to a decreased level of activity on existing government contracts and the completion of a higher margin commercial contract. The Company expects a higher
                                 Page 9

     proportion of contract revenues to be derived from government contracts in the future, which will yield a lower gross margin.

        Gross Margin. The Company's gross margin on product revenues decreased to 37.8% for the nine-month period ended March 31, 1996 from 38.6% for the same period ended March 31, 1995. The decrease was due to changes in the mix of foreign and domestic shipments during the period. Foreign sales generally yield lower gross margins than domestic sales. In addition, a significant level of engineering costs for specific customer systems were charged to cost of sales during the period.

         The Company's gross margin on contract revenues decreased to negative 0.6% for the nine-month period ended March 31, 1996 from 15.5% for the same period ended March 31, 1995. The decrease in gross margin was due to completion of a commercial contract and additional costs related to that contract which were not
     anticipated during the period ended March 31, 1996.   The Company
     expects a higher proportion of contract revenues to be derived from government contracts in the future, which will yield a lower gross margin.

          Selling, General and Administrative Expenses. Selling, general and administrative expenses increased 38.9% to $4.9 million for the nine-month period ended March 31, 1996 from $3.6 million for the same period ended March 31, 1995. The increase is primarily attributable to the rapid ramp up of the Company s manufacturing capacity in order to produce the FIB systems for a new manufacturing application, which has required additional personnel in applications support and sales, customer support personnel to support FIB systems and increases in administrative personnel. Also, the increase is a result of increases in compensation levels and litigation costs.

          Research and Development Expense. The Company's research and development expense increased 36.8% to $2.8 million for the nine-month period ended March 31, 1996 from $2.1 million for the same period ended March 31, 1995. The increase was due to the Company's additional development activity for new products and applications, which has required additional personnel. The level of research and development expenses is expected to increase over the remainder of fiscal 1996 due to management's decision to address certain production applications for its FIB products.

         Other Income and Expense.   Other income and expense,
     primarily interest related, although not material, decreased to $.20 million for the nine-month period ended March 31, 1996 as compared to $.21 million for the same period ended March 31, 1995. The decrease is due to a lower cash position during the period.

         Provision for Income Taxes. The Company's effective tax rate for the nine-month period ended March 31, 1996 reflects the use of a tax rate on income of 35%. This compares to an effective tax rate of 11.5% for the nine-month period ended March 31, 1995 as the Company previously recognized the use of net operating loss carryforwards as they were earned. The Company continues to re-evaluate the recoverability of deferred tax assets.

     Liquidity and Capital Resources

       At March 31, 1996 the Company had working capital of $24.0 million as compared to $22.8 million at June 30, 1995, reflecting an increase in working capital of $1.2 million. The increase is primarily attributable to an increase in accounts receivable due to increased product sales and an increase in inventories to meet expected customer demand for FIB systems offset in part by an increase in accounts payable and accrued
     expenses.     Cash and cash equivalents were $3.4 million as of
     March 31, 1996 as opposed to $6.9 million as of June 30, 1995.

       Net cash used by operating activities for the nine months ended March 31, 1996 was $2.9 million and consisted primarily of increases in accounts receivable and inventories, offset by increases in accounts payable and accrued expenses. Accounts payable increased due to the level of activity of increased inventory purchases due to the ramp-up of manufacturing activities to meet expected demand. Accounts receivable increased due to the number of FIB systems shipped toward the end of the three-month period ended March 31, 1996.

     The Company's accounts receivable increased to $14.1 million at March 31, 1996 as compared to $9.8 million at June 30, 1995 due to the number of FIB systems accepted by and shipped to customers near the end of the quarter ended March 31, 1996.

       The Company's inventories increased to $15.3 million at March 31, 1996 as compared to $11.3 million at June 30, 1995. The increase is due to management's decision to escalate the manufacturing of FIB systems meet current and expected customer demand for FIB systems.

       Net cash used by investing activities for the nine months ended March 31, 1996 was $1.7 million and consisted of purchases of capital equipment to be used for research and development, and other operating department requirements.

       Net cash provided by financing activities for the nine months ended March 31, 1996 was $1.1 million and consisted primarily of proceeds from a lease line of credit used to fund capital purchases.

       The Company has a working capital line of credit with a bank which provides for borrowings up to $5.0 million and has recently completed negotiations to increase the borrowing capacity to $10.0 million. Amounts borrowed bear interest at the bank's prime rate. The line of credit expires on December 1, 1996 and will be extended to December 31, 1997 under the revised line of credit , as negotiated. As of March 31, 1996, no amount is outstanding against the available line of credit.

       The Company believes that it has the necessary liquidity and capital resources to sustain existing operations for the next twelve months.

                Part II.   Other Information

     Item 1.    Legal Proceedings.

        On May 7, 1996, the Company reached a negotiated settlement with KLA Instruments Corporation (KLA) of litigation initiated by KLA in December, 1993, and which was described in the Company's 10-KSB filing with the U.S. Securities and Exchange Commission for the year ended June 30, 1995.

        In the non-cash settlement, KLA will receive 119,202 shares of Micrion common stock from the Company and 95,798 shares from other parties to the litigation. An irrevocable proxy vests all voting rights of these shares in Dr. Nicholas P. Economou, Micrion's President and CEO. Micrion has agreed to register these shares for sale under the Securities Act of 1933 at KLA's expense. As part of the settlement, KLA, the Company and other parties have agreed to dismiss all claims filed in the litigation.

        The settlement is expected to result in a charge during the quarter ending June 30, 1996 approximating $2.7 million, or $.65 per share, which is based upon the estimated fair market value of the shares to be issued by the Company and other associated costs related to the settlement.

        Please refer to the statement on page 7 of this document regarding forward looking information.

     Item 2.    Changes in Securities.

        None

     Item 3.    Defaults Upon Senior Securities.

         None

     Item 4.    Submission of Matters to a Vote of Security Holders.

         None

     Item 5.    Other Information.

         None

     Item 6. Exhibits and Reports on Form 8-K.

        (a)   Exhibits

              Each Exhibit number corresponds to the number assigned to such exhibit in the Exhibit Table of Item 601 of Regulation S-B.


        Exhibit
        Number                  Description

        4.1                     Irrevocable Proxy from KLA Instruments
                                Corporation

       10                       Settlement Agreement By and
                                Among KLA Instruments Corporation,
                                the Company and Other
                                Parties Dated May 7, 1996.

       11                       Statement of Computation of
                                Per Share Earnings

       27.1                     Financial Data Schedule


        (b) Reports on Form 8-K

           A report on Form 8-K was filed by the Company on March 18, 1996.

      Signatures

     In accordance with the requirements of the Exchange Act, the registrant caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 MICRION CORPORATION
                                    (Registrant)



      Date:    May 14, 1996      /s/ Nicholas P. Economou
                                 Nicholas P. Economou
                                 President and Chief Executive Officer


      Date:    May 14, 1996      /s/  David M. Hunter
                                 David M. Hunter
                                 Vice President, Finance and Administration